Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2021
Intangible Assets and Goodwill
Intangible Assets and Goodwill

7. Intangible Assets and Goodwill

Intangible Assets

Our indefinite-lived intangible assets that are not amortized but subject to annual impairment testing consist of $331.6 million and $336.7 million of Playboy-branded trademarks and acquired trade names as of June 30, 2021 and December 31, 2020, respectively.

In January 2021, we assessed and adjusted the expected use of our certain acquired trade names. In determining the estimated useful life of acquired trade names, we consider the longevity of the trade name, economic factors and period over which economic benefit is consumed, among other factors. No material impact was recorded during the three and six months ended June 30, 2021.

Capitalized trademark costs include costs associated with the acquisition, registration and/or renewal of our trademarks. We expense certain costs associated with the defense of our trademarks. Registration and renewal costs of $0.2 million were capitalized during each of the three months ended June 30, 2021 and 2020. Registration and renewal costs of $0.3 million were capitalized during each of the six months ended June 30, 2021 and 2020.

Our amortizable intangible assets consisted of the following (in thousands):

	Weighted-	Gross		Net
	Average Life	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount
June 30, 2021
Trade names	10	$9,430	$(403)	$9,027
Distribution agreements	15	3,720	(2,563)	1,157
Photo and magazine archives	10	2,000	(2,000)	—
Customer list	10	1,180	(177)	1,003
Total		$16,330	$(5,143)	$11,187

	Weighted-	Gross		Net
	Average Life	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount
December 31, 2020
Distribution agreements	15	$3,720	$(2,438)	$1,282
Photo and magazine archives	10	2,000	(1,967)	33
Licensing agreements	9	5,913	(5,913)	—
Customer list	10	1,180	(118)	1,062
Total		$12,813	$(10,436)	$2,377

The aggregate amortization expense for definite-lived intangible assets was $0.3 million and $0.2 million for the three months ended June 30, 2021 and 2020, respectively, and $0.6 million and $0.4 million for the six months ended June 30, 2021 and 2020, respectively.

As of June 30, 2021, expected amortization expense relating to definite-lived intangible assets for the next five years and thereafter is as follows (in thousands):

Remainder of 2021	$655
2022	1,309
2023	1,309
2024	1,309
2025	1,309
Thereafter	5,296
Total	$11,187

Goodwill

Changes in the carrying value of goodwill for the six months ended June 30, 2021 were as follows (in thousands):

Balance at December 31, 2020	$504
Acquisition of TLA	16,310
Balance at June 30, 2021	$16,814